Vanguard Energy Index Fund

Schedule of Investments (unaudited)
As of November 30, 2019

			Market
			Value
		Shares	($000)
Common Stocks (99.1%)1
Energy Equipment & Services (10.9%)
	Oil & Gas Drilling (1.0%)
	Helmerich & Payne Inc.	316,570	12,514
*	Transocean Ltd.	1,551,003	7,724
	Patterson-UTI Energy Inc.	626,785	5,603
*,^	Valaris plc Class A	639,986	2,726
	Nabors Industries Ltd.	1,150,179	2,369
*,^	Diamond Offshore Drilling Inc.	255,159	1,442
*	Noble Corp. plc	1,006,168	1,067

	Oil & Gas Equipment & Services (9.9%)
	Schlumberger Ltd.	3,917,264	141,805
	Halliburton Co.	2,486,140	52,184
	Baker Hughes Co. Class A	1,797,538	40,301
	National Oilwell Varco Inc.	1,105,726	24,934
	TechnipFMC plc	1,220,094	22,987
*	Apergy Corp.	230,867	5,896
	Core Laboratories NV	133,888	5,864
*	Dril-Quip Inc.	109,113	4,611
	Cactus Inc. Class A	144,125	4,351
*	Oceaneering International Inc.	306,446	4,109
*	Helix Energy Solutions Group Inc.	445,619	3,699
	Archrock Inc.	407,025	3,423
*	Oil States International Inc.	186,480	2,973
	NexTier Oilfield Solutions Inc.	571,347	2,737
*	SEACOR Holdings Inc.	56,715	2,401
*	ProPetro Holding Corp.	268,669	2,316
	DMC Global Inc.	49,384	2,276
*	Matrix Service Co.	92,826	1,944
*	Tidewater Inc.	121,992	1,867
*	Newpark Resources Inc.	303,883	1,781
*	Frank's International NV	330,948	1,688
	Liberty Oilfield Services Inc. Class A	184,889	1,634
*	Select Energy Services Inc. Class A	209,373	1,608
	US Silica Holdings Inc.	222,169	1,095
^	RPC Inc.	233,529	901
*	SEACOR Marine Holdings Inc.	75,856	897
*	TETRA Technologies Inc.	543,222	668
*	Exterran Corp.	119,232	641
*	Forum Energy Technologies Inc.	434,231	569
*	KLX Energy Services Holdings Inc.	85,157	481
*	Nine Energy Service Inc.	87,178	478
*,^	McDermott International Inc.	586,016	469
*	Covia Holdings Corp.	279,580	417
*	NCS Multistage Holdings Inc.	111,564	240
*	FTS International Inc.	194,381	202
	Solaris Oilfield Infrastructure Inc. Class A	8,383	90
	Mammoth Energy Services Inc.	26,453	42
			378,024

Oil, Gas & Consumable Fuels (88.2%)
	Coal & Consumable Fuels (0.2%)
	Arch Coal Inc. Class A	52,542	3,894
	Peabody Energy Corp.	227,934	2,206
*	CONSOL Energy Inc.	97,698	1,247
*	Contura Energy Inc.	63,696	425

	Integrated Oil & Gas (43.5%)
	Exxon Mobil Corp.	11,578,065	788,814
	Chevron Corp.	5,374,528	629,518
	Occidental Petroleum Corp.	2,271,257	87,602
*	Unit Corp.	261,324	224

	Oil & Gas Exploration & Production (21.5%)
	ConocoPhillips	2,769,251	165,989
	EOG Resources Inc.	1,641,125	116,356
	Pioneer Natural Resources Co.	481,350	61,536
	Hess Corp.	775,476	48,149
	Concho Resources Inc.	570,261	41,378
	Diamondback Energy Inc.	444,679	34,391
	Noble Energy Inc.	1,365,314	28,344
	Marathon Oil Corp.	2,413,560	28,118
	Devon Energy Corp.	1,219,040	26,685
	Apache Corp.	1,080,151	24,066
	Cabot Oil & Gas Corp.	1,245,658	19,856
	Cimarex Energy Co.	294,335	13,531
	Parsley Energy Inc. Class A	813,016	12,179
^	Texas Pacific Land Trust	17,971	12,130
*	WPX Energy Inc.	1,223,679	12,041
	Murphy Oil Corp.	482,520	11,103
	Continental Resources Inc.	276,985	8,553
	EQT Corp.	748,843	6,537
	Kosmos Energy Ltd.	845,512	5,048
*	Matador Resources Co.	335,569	4,725
*	PDC Energy Inc.	199,219	4,528
*	CNX Resources Corp.	596,578	4,122
*	Magnolia Oil & Gas Corp. Class A	340,175	3,694
*	Southwestern Energy Co.	1,716,812	3,125
	SM Energy Co.	334,477	2,780
*	SRC Energy Inc.	767,809	2,741
*	Callon Petroleum Co.	719,513	2,626
	QEP Resources Inc.	754,234	2,466
	Range Resources Corp.	703,109	2,454
*,^	Tellurian Inc.	326,756	2,382
*,^	Chesapeake Energy Corp.	3,695,015	2,200
*	Oasis Petroleum Inc.	926,946	2,169
*	Carrizo Oil & Gas Inc.	298,675	1,915
*	Centennial Resource Development Inc.Class A	603,689	1,865
*	Talos Energy Inc.	78,223	1,815
	Berry Petroleum Corp.	224,710	1,791
*	Antero Resources Corp.	835,833	1,663
*	Denbury Resources Inc.	1,626,569	1,605
*	Jagged Peak Energy Inc.	232,278	1,549
*	W&T Offshore Inc.	355,871	1,523
*	Northern Oil and Gas Inc.	784,577	1,397
*	Whiting Petroleum Corp.	297,254	1,361
*	Gran Tierra Energy Inc.	1,324,667	1,351

*	Gulfport Energy Corp.	537,949	1,275
*	Laredo Petroleum Inc.	556,921	1,203
*,^	California Resources Corp.	165,045	1,079
	Falcon Minerals Corp.	164,305	1,060
*	Bonanza Creek Energy Inc.	59,410	1,037
*	Penn Virginia Corp.	41,321	998
*	Montage Resources Corp.	159,390	787
*	Roan Resources Inc.	500,399	761
*	HighPoint Resources Corp.	600,347	750
*	Ring Energy Inc.	354,770	681
*,^	Extraction Oil & Gas Inc.	376,281	542
*	SandRidge Energy Inc.	153,588	505
*	SilverBow Resources Inc.	13,165	115
	Viper Energy Partners LP	3,780	90
	Brigham Minerals Inc.	4,531	88
*	Sanchez Energy Corp.	111	—

	Oil & Gas Refining & Marketing (12.7%)
	Phillips 66	1,280,853	146,939
	Marathon Petroleum Corp.	1,885,245	114,321
	Valero Energy Corp.	1,187,054	113,352
	HollyFrontier Corp.	472,602	24,363
	PBF Energy Inc. Class A	335,845	10,512
	World Fuel Services Corp.	198,489	8,416
	Delek US Holdings Inc.	227,383	7,802
	CVR Energy Inc.	92,746	4,024
*	Par Pacific Holdings Inc.	105,523	2,626
	Green Plains Inc.	155,222	2,367
*	Renewable Energy Group Inc.	134,910	2,302
*	REX American Resources Corp.	20,526	1,885
*	Clean Energy Fuels Corp.	569,945	1,111
*	New Fortress Energy LLC	5,809	87

	Oil & Gas Storage & Transportation (10.3%)
	Kinder Morgan Inc.	5,062,442	99,275
	ONEOK Inc.	1,169,018	83,059
	Williams Cos. Inc.	3,432,052	77,976
*	Cheniere Energy Inc.	658,921	39,891
	Targa Resources Corp.	665,244	24,301
	Plains GP Holdings LP Class A	504,163	8,808
	Equitrans Midstream Corp.	636,764	6,349
	Tallgrass Energy LP Class A	229,941	4,118
	EnLink Midstream LLC	796,923	3,785
	SemGroup Corp. Class A	227,004	3,489
^	Antero Midstream Corp.	685,095	3,138
*	International Seaways Inc.	77,714	2,058
*	Altus Midstream Co. Class A	268,863	519
*	Diamond S Shipping Inc.	7,353	106
	Rattler Midstream LP	6,307	100
			3,055,817
Total Common Stocks (Cost $4,882,550)			3,433,841

			Market
			Value
	Coupon		($000)
Temporary Cash Investment (0.8%)1
Money Market Fund (0.8%)
2,3 Vanguard Market Liquidity Fund (Cost
$27,384)	1.841%	273,851	27,391
Total Investments (99.9%) (Cost $4,909,934)			3,461,232
Other Assets and Liabilities-Net (0.1%)3			2,235
Net Assets (100%)			3,463,467

* Non-income-producing security.
^ Includes partial security positions on loan to broker-dealers. The total value of securities on loan is $20,453,000.
1 The fund invests a portion of its cash reserves in equity markets through the use of swap contracts. After giving effect to swap investments, the fund's effective common stock and temporary cash investment positions represent
100.0% and -0.1%, respectively, of net assets.
2 Affiliated money market fund available only to Vanguard funds and certain trusts and accounts managed by
Vanguard. Rate shown is the 7-day yield.
3 Collateral of $22,218,000 was received for securities on loan.

Over-the-Counter Total Return Swaps
				Floating
				Interest
				Rate	Value and	Value and
			Notional	Received	Unrealized	Unrealized
	Termination		Amount	(Paid)[1]	Appreciation	(Depreciation)
Reference Entity	Date	Counterparty	($000)	(%)	($000)	($000)
Kinder Morgan Inc.	9/2/20	BOANA	13,986	(1.785)	—	(101)
Occidental Petroleum Corp.	2/4/20	GSI	11,685	(1.733)	—	(120)
Tallgrass Energy LP Class A	2/4/20	GSI	4,459	(1.733)	—	(73)
					—	(294)

1 Payment received/paid monthly.
BOANA—Bank of America, N.A.
GSI—Goldman Sachs International.

A. Security Valuation: Securities are valued as of the close of trading on the New York Stock
Exchange (generally 4 p.m., Eastern time) on the valuation date. Equity securities are valued at the latest quoted sales prices or official closing prices taken from the primary market in which each security trades; such securities not traded on the valuation date are valued at the mean of the latest quoted bid and asked prices. Securities for which market quotations are not readily available, or whose values have been materially affected by events occurring before the fund's pricing time but after the close of the securities’ primary markets, are valued by methods deemed by the board of trustees to represent fair value. Investments in Vanguard Market Liquidity Fund are valued at that fund's net asset value.

B. Swap Contracts: The fund has entered into equity swap contracts to earn the total return on selected reference stocks in the fund's target index. Under the terms of the swaps, the fund receives the total return on the referenced stock (i.e., receiving the increase or paying the decrease in value of the selected reference stock and receiving the equivalent of any dividends in respect of the selected referenced stock) over a specified period of time, applied to a notional amount that represents the value of a designated number of shares of the selected reference stock at the beginning of the equity

Energy Index Fund

swap contract. The fund also pays a floating rate that is based on short-term interest rates, applied to the notional amount. At the same time, the fund generally invests an amount approximating the notional amount of the swap in high-quality temporary cash investments.

The notional amounts of swap contracts are not recorded in the Schedule of Investments. Swaps are valued daily based on market quotations received from independent pricing services or recognized dealers and the change in value is recorded as unrealized appreciation (depreciation) until termination of the swap, at which time realized gain (loss) is recorded.

A risk associated with all types of swaps is the possibility that a counterparty may default on its obligation to pay net amounts due to the fund. The fund's maximum amount subject to counterparty risk is the unrealized appreciation on the swap contract. The fund mitigates its counterparty risk by entering into swaps only with a diverse group of prequalified counterparties, monitoring their financial strength, entering into master netting arrangements with its counterparties, and requiring its counterparties to transfer collateral as security for their performance. In the absence of a default, the collateral pledged or received by the fund cannot be repledged, resold, or rehypothecated. In the event of a counterparty’s default (including bankruptcy), the fund may terminate any swap contracts with that counterparty, determine the net amount owed by either party in accordance with its master netting arrangements, and sell or retain any collateral held up to the net amount owed to the fund under the master netting arrangements. The swap contracts contain provisions whereby a counterparty may terminate open contracts if the fund's net assets decline below a certain level, triggering a payment by the fund if the fund is in a net liability position at the time of the termination.
The payment amount would be reduced by any collateral the fund has pledged. Any securities pledged as collateral for open contracts are noted in the Schedule of Investments. The value of collateral received or pledged is compared daily to the value of the swap contracts exposure with each counterparty, and any difference, if in excess of a specified minimum transfer amount, is adjusted and settled within two business days.

C. Various inputs may be used to determine the value of the fund's investments. These inputs are summarized in three broad levels for financial statement purposes. The inputs or methodologies used to value securities are not necessarily an indication of the risk associated with investing in those securities.

Level 1—Quoted prices in active markets for identical securities.
Level 2—Other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.).
Level 3—Significant unobservable inputs (including the fund's own assumptions used to determine the fair value of investments). Any investments valued with significant unobservable inputs are noted
on the Schedule of Investments.

The following table summarizes the market value of the fund's investments and derivatives as of
November 30, 2019, based on the inputs used to value them:

	Level 1	Level 2	Level 3
Investments	($000)	($000)	($000)
Common Stocks	3,433,841	—	—
Temporary Cash Investments	27,391	—	—
Swap Contracts—Liabilities	—	(294)	—
Total	3,461,232	(294)	—